Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Other investments
Schedule of other investments

	2023	2022	2021
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,530	1,056	1,168
Fixed income securities at fair value through profit or loss	–	10	–
Total	1,530	1,066	1,168
Current investments
Fixed income securities at fair value through profit or loss	20	13	16
Cash collateral pledged to counterparties	102	162	–
Fixed deposits	–	64	53
Total	122	239	69

Schedule of analysis equity securities and bonds available for sale

	2023	2023	2022	2022	2021	2021
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	20	1,217	13	880	16	1,064
Level 2	–	–	–	–	–	–
Level 3	–	313	10	176	–	104
Total	20	1,530	23	1,056	16	1,168

Schedule of fair value movements in level 3 investments

	2023	2023	2022	2022	2021
	FVPL	FVOCI	FVPL	FVOCI	FVOCI
	$m	$m	$m	$m	$m
At 1 January	10	176	–	104	217
Additions	–	127	10	32	1
Revaluations	3	14	–	50	–
Net transfers out from Level 3 to Level 1	–	–	–	(4)	(113)
Disposals	(13)	(8)	–	(5)	–
Impairments and exchange adjustments	–	4	–	(1)	(1)
At 31 December	–	313	10	176	104